Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Bitcoinmachine	Dec. 31, 2024 USD ($) Bitcoinmachine
Lessee, Lease, Description [Line Items]
Operating lease right of use assets	$ 2,917	$ 2,595
Operating lease liability	$ 2,910
Number of machines leased | Bitcoinmachine	0
Finance lease liability	$ 1,962
Non-cash Transaction
Lessee, Lease, Description [Line Items]
Finance lease right of use asset		3,400
Finance lease liability		3,400
Office space leases
Lessee, Lease, Description [Line Items]
Lessee finance lease description	The Company has obligations as a lessee for office space under a noncancellable lease arrangement that expired in May 2025, and was renewed through September 2030.
BTM kiosk leases
Lessee, Lease, Description [Line Items]
Lessee finance lease description	The Company has obligations as a lessee for BTM kiosks. The leases for the BTM kiosks are classified as finance leases in accordance with Topic 842 that expire on various dates through August 31, 2027. The BTM kiosk lease agreements are for two or three year terms and include various options to either renew the lease, purchase the kiosks or exercise a bargain option to purchase the kiosk at the end of the term.
Finance lease liability		$ 1,000
1,186 BTM Kiosk Leases [Member]
Lessee, Lease, Description [Line Items]
Number of machines leased | Bitcoinmachine		1,186
1,186 BTM Kiosk Leases [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Finance lease term		24 months
1,186 BTM Kiosk Leases [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Finance lease term		36 months
Floorspace Leases | Non-cash Transaction
Lessee, Lease, Description [Line Items]
Operating lease right of use assets	$ 1,100	$ 2,200
Operating lease liability	$ 1,100	$ 2,200